Description of Business and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Description Of Business and Summary Of Significant Accounting Policies [Abstract]
Summary of set forth assets and liabilities measured at fair value on a recurring and non-recurring basis
	Level 1	Level 2	Level 3	Total

Derivative liabilities:
At September 30, 2013	-	-	$2,757,966	$2,757,966
At December 31, 2012	-	-	3,574,958	3,574,958

	Level 1	Level 2	Level 3	Total

Derivative liabilities:
At December 31, 2012	-	-	$3,574,958	$3,574,958
At December 31, 2011	-	-	4,439,613	4,439,613